TAXES ON INCOME (Schedule of Income before Income Tax, Domestic And Foreign) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Examination [Line Items]
Income before taxes on income	$ 237,188	$ 234,273	$ 186,715
Domestic
Income Tax Examination [Line Items]
Income before taxes on income	87,008	169,236	193,664
Foreign
Income Tax Examination [Line Items]
Income before taxes on income	$ 150,180	$ 65,037	$ (6,949)